Finance lease liability (Due to related parties)	6 Months Ended
Jun. 30, 2019
Finance lease liability (Due to related parties) [Abstract]
Finance lease liability (Due to related parties):

12.Finance lease liability (Due to related parties):

June 30, 2019
Netadola bareboat charter	$25,143
Conquistador bareboat charter	23,640
Pink Sands bareboat charter	22,743
Xanadu bareboat charter	23,113
Total finance lease liability	94,639
Less: Current portion	(7,503)
Long-term portion	$87,136

On November 19, 2018, the Company entered into three separate bareboat charter agreements for three Newcastlemax drybulk carriers, the Conquistador, Pink Sands and Xanadu, already mortgaged under secured credit facilities, with entities that may be deemed to be beneficially owned by Mr. George Economou, the Company’s Chairman and CEO, for an aggregate bareboat charterhire of $171,500.

The bareboat charterhire is payable as follows: (i) an amount of $99,875 in advance (advance bareboat charterhire), calculated as the difference between the aggregate bareboat charterhire and the outstanding balance of the secured credit facilities at the time of the agreements conclusion, and (ii) an aggregate amount of $71,625 in quarterly installments, bearing interest (LIBOR plus margin) and balloon payments at maturity, and are guaranteed by entities that may be deemed to be beneficially owned by Mr. George Economou, the Company’s Chairman and CEO. As part of the agreements and upon payment of each balloon installment at the final repayment date, the Company has the obligation to purchase the vessels. On November 27, 2018 (commencement date), the vessels were bareboat chartered to the Company upon payment of the advance bareboat charterhire amounts. The transactions were approved by the independent members of the Company’s board of directors, which took into account, among other things (i) independent third-party brokers’ charter free valuations certificates and (ii) the actual speed and consumption figures of each vessel, the terms of the proposed time charter parties, fixtures of sister vessels the Company owns and general market activity, respectively (Notes 4, 6, 13).

On May 16, 2019, the Company entered into a bareboat charter agreement for one Newcastlemax drybulk carrier built in 2017, the Netadola, already mortgaged under a secured credit facility, with an entity that may be deemed to be beneficially owned by Mr. George Economou, the Company’s Chairman and CEO, for an aggregate bareboat charterhire of $50,000.

The bareboat charterhire is payable as follows: (i) an amount of $24,988 in advance (advance bareboat charterhire), calculated as the difference between the aggregate bareboat charterhire and the outstanding balance of the secured credit facility at the time of the agreement’s conclusion, and (ii) an amount of $25,012 in quarterly installments, bearing interest (LIBOR plus margin) and balloon payment at maturity, and is guaranteed by entities that may be deemed to be beneficially owned by Mr. George Economou, the Company’s Chairman and CEO. As part of the agreement and upon payment of the balloon installment at the final repayment date, the Company has the obligation to purchase the vessel. On May 25, 2019 (commencement date), the vessel was bareboat chartered to the Company and on May 29, 2019, the Company paid the advance bareboat charterhire amount.

The transaction was approved by the Company’s board of directors and a special committee of independent and disinterested directors based on the average fair market value of the vessel, as determined by independent third-party brokers’ charter free valuations certificates (Notes 4, 6, 13).

The Company treated the aforementioned bareboat charter agreements (leases) in accordance with the new lease accounting standard (ASC 842). In accordance with ASC 842, the Company (lessee) classified the leases as finance leases due to the purchase obligation clauses included in the agreements. With regards to these contracts initial recognition the Company recognized (i) the vessels as right-of-use assets in its consolidated balance sheet under “Vessels, net” and is depreciating them over their remaining useful lives, as determined in accordance with Company’s depreciation policy for fixed assets and (ii) a finance lease liability being reduced by the lease payments and increased by period’s finance lease cost.

More precisely, the Company recorded in regards to Conquistador, Pink Sands and Xanadu lease agreements: (i) an aggregate finance lease liability amounting to $171,500 being the present value of their aggregate future finance lease liability, as determined using the lessor’s implicit rate (4.98%) to the lease and (ii) a right-of-use for the vessels at the same amount and in regards to Netadola lease agreement: (i) a finance lease liability amounted to $50,000 being the present value of its future finance lease liability, as determined using the lessor’s implicit rate (5.10%) to the lease and (ii) a right-of-use for the vessel at the same amount. No initial direct costs were incurred by the Company. Each future finance lease liability, consisted of (i) the respective advance bareboat charterhire, (ii) the respective fixed quarterly installments and (iii) the expected future interest payments, as determined on the respective commencement dates (4.91% in regards to Conquistador, Pink Sands and Xanadu finance lease liability and 5.02% in regards to Netadola finance lease liability- LIBORs at commencement dates plus margin).

The weighted average remaining term of the Company’s outstanding finance lease obligations was 9.7 and 9.4 years as of December 31, 2018 and June 30, 2019, respectively. As of June 30, 2019, the Company repaid the finance lease installments amounted to $29,197, resulting in a total loss of $3, with regards to the variable lease consideration that was not included in the finance lease liability, and included under “Interest and finance cost” in its accompanying unaudited interim condensed consolidated statement of operations for the six-month period ended June 30, 2019 (refer also to table below). The Company recognized finance lease interest expense amounted to $1,869 in its accompanying interim condensed consolidated statement of operations for the six-month period ended June 30, 2019, included in “Interest and finance cost” (Note 18). The Company recognized depreciation expense of the right-of-use assets amounted to $3,442 in its accompanying unaudited interim condensed consolidated statement of operations for the six-month period ended June 30 2019, included in “Depreciation” (Note 4).

The table below presents the movement of finance lease liabilities up to June 30, 2019:

Finance lease liability	December 31, 2018	New Finance lease obligation	Repayments	(Gain)/Loss on repayment	Finance lease interest expense	June 30, 2019
Netadola bareboat charter	$-	$50,000	$(24,988)	$-	$131	$25,143
Conquistador bareboat charter	24,491	-	(1,452)	11	590	23,640
Pink Sands bareboat charter	23,511	-	(1,335)	-	567	22,743
Xanadu bareboat charter	23,962	-	(1,422)	(8)	581	23,113
	$71,964	$50,000	$(29,197)	$3	$1,869	$94,639

On June 25, 2019, the Company entered into three separate addenda of the bareboat charter agreements for the three newcastlemax drybulk carriers with entities that may be deemed to be beneficially owned by Mr. George Economou, the Company’s Chairman and CEO, in order to partly finance the acquisition and installation of scrubbers in an amount up to $6,417. The respective amount was not yet drawn.